UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2010

1.828814.105

ARRS-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14 (d)		$ 660,000	$ 548,625
FINANCIALS - 1.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,218,000
Real Estate Investment Trusts - 0.6%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,305,000
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		2,975,000	3,006,535
Annaly Capital Management, Inc. 4% 2/15/15		500,000	559,688
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	5,445,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,175,250
2.625% 5/15/38		500,000	497,500
The Macerich Co. 3.25% 3/15/12 (e)		4,300,000	4,294,625
			32,163,598
Real Estate Management & Development - 0.5%
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	4,500,000
Corporate Office Properties LP 3.5% 9/15/26 (e)		3,220,000	3,220,161
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	2,388,000
Grubb & Ellis Co. 7.95% 5/1/15 (e)		2,040,000	1,909,236
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,923,750
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		11,550,000	11,593,313
MPT Operating Partnership LP 9.25% 4/1/13 (e)		2,000,000	2,231,400
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,417,375
			29,183,235
TOTAL FINANCIALS			62,564,833
TOTAL CONVERTIBLE BONDS			63,113,458
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (e)		$ 1,335,595	$ 1,375,663
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,027,500
KB Home:
5.75% 2/1/14		510,000	510,000
5.875% 1/15/15		1,500,000	1,440,000
6.25% 6/15/15		5,100,000	5,049,000
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,940,000
5.6% 5/31/15		1,500,000	1,440,000
M/I Homes, Inc. 8.625% 11/15/18 (e)		2,095,000	2,115,950
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,517,500
Ryland Group, Inc. 8.4% 5/15/17		250,000	272,500
Standard Pacific Corp.:
8.375% 5/15/18 (e)		1,500,000	1,492,500
10.75% 9/15/16		500,000	575,000
			21,909,950
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,880,225
TOTAL CONSUMER DISCRETIONARY			26,165,838
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		190,000	183,350
FINANCIALS - 2.7%
Capital Markets - 0.3%
UBS AG Jersey Branch 0.125% 6/8/11 (e)(f)		14,400,000	16,261,844
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (e)		500,000	586,250
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 0.0144% 12/19/11 (e)(f)		28,000,000	32,459,487
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,500,000	1,507,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
7.75% 1/15/16 (e)		$ 500,000	$ 502,500
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,026,218
			37,495,705
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,479,012
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	741,266
6.25% 6/15/14		1,170,000	1,253,467
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,057,690
7.5% 7/15/18		2,970,000	3,235,937
9.625% 3/15/16		2,780,000	3,299,090
Equity One, Inc.:
5.375% 10/15/15		500,000	508,318
6% 9/15/16		1,000,000	1,021,872
6.25% 12/15/14		1,000,000	1,055,277
6.25% 1/15/17		1,000,000	1,011,129
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,607,331
6.3% 9/15/16		4,750,000	5,116,790
7.072% 6/8/15		500,000	557,824
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	523,538
6.5% 1/17/17		625,000	674,029
HMB Capital Trust V 3.9016% 12/15/36 (c)(e)(f)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,530,141
6.7% 1/15/18		1,000,000	1,048,466
6.75% 2/15/13		1,250,000	1,320,378
7.875% 8/15/14		500,000	553,046
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,051,681
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	3,180,450
Kimco Realty Corp. 5.783% 3/15/16		550,000	598,485
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,154,724
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,049,059
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.: - continued
6.25% 2/1/13		$ 2,000,000	$ 2,145,212
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,332,470
7.5% 2/15/20		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,854,491
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		1,000,000	1,078,400
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,763,901
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	749,938
8.625% 1/15/12		6,900,000	7,210,500
UDR, Inc. 5.5% 4/1/14		2,000,000	2,125,921
United Dominion Realty Trust, Inc. 5.25% 1/15/15		500,000	525,759
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,026,236
			60,541,828
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	637,421
Arden Realty LP 5.2% 9/1/11		500,000	514,353
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,548,542
5.75% 4/1/12		1,000,000	1,035,495
6% 4/1/16		1,000,000	1,033,024
7.5% 5/15/15		500,000	546,535
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,160,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,297,644
6.25% 6/15/14		1,595,000	1,644,322
6.875% 8/15/12		1,000,000	1,049,008
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,487,276
Duke Realty LP:
6.25% 5/15/13		750,000	806,841
7.375% 2/15/15		500,000	558,025
DuPont Fabros Technology LP 8.5% 12/15/17		920,000	986,700
First Industrial LP 5.75% 1/15/16		1,000,000	895,089
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.:
6.5% 2/1/17		$ 3,953,000	$ 3,439,110
7.625% 6/1/15		800,000	736,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,294,403
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,050,000
9% 5/15/17		750,000	838,125
Liberty Property LP 6.375% 8/15/12		2,680,000	2,859,102
Post Apartment Homes LP:
5.45% 6/1/12		714,000	737,995
6.3% 6/1/13		1,000,000	1,074,814
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,183,231
5.875% 6/15/17		600,000	639,783
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,075,000
Ventas Realty LP:
6.5% 6/1/16		660,000	686,400
6.5% 6/1/16		5,570,000	5,792,800
			42,607,038
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (c)(e)		4,750,000	1,425,000
TOTAL FINANCIALS			158,917,665
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)		935,000	963,050
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			2,730,350
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,153,004
TOTAL NONCONVERTIBLE BONDS			190,150,207
TOTAL CORPORATE BONDS (Cost $225,988,525)			253,263,665
U.S. Treasury Inflation Protected Obligations - 24.5%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 51,153,060	$ 52,083,701
2% 1/15/26		99,088,358	105,195,156
2.125% 2/15/40		40,818,432	43,289,239
2.375% 1/15/25		85,967,983	95,726,576
2.375% 1/15/27		75,372,055	83,774,380
2.5% 1/15/29		26,993,960	30,619,160
3.625% 4/15/28		24,474,458	31,608,572
3.875% 4/15/29		34,988,468	46,931,457
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		27,752,450	28,400,532
0.625% 4/15/13		40,353,690	41,611,252
1.25% 4/15/14		29,968,600	31,558,137
1.25% 7/15/20		41,116,030	42,140,448
1.375% 7/15/18		25,355,000	26,727,599
1.375% 1/15/20		17,193,120	17,884,769
1.625% 1/15/15		56,718,722	60,559,799
1.625% 1/15/18		40,296,084	43,138,591
1.875% 7/15/13		67,730,998	72,307,698
1.875% 7/15/15		58,062,983	62,947,821
1.875% 7/15/19		33,801,240	36,777,206
2% 4/15/12		41,386,368	42,941,146
2% 1/15/14		61,767,210	66,384,935
2% 7/15/14		59,346,276	64,209,679
2% 1/15/16		56,582,565	61,634,706
2.125% 1/15/19		26,484,640	29,333,754
2.375% 1/15/17		45,819,703	51,077,946
2.5% 7/15/16		46,024,950	51,681,207
2.625% 7/15/17		36,933,050	42,031,445
3% 7/15/12		67,588,260	71,838,962
3.375% 1/15/12		16,590,730	17,359,178
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,353,362,020)			1,451,775,051
Asset-Backed Securities - 0.8%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		1,643,000	1,528,503
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6206% 3/23/19 (e)(f)		2,426,768	1,868,611
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	4,975,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (e)(f)		$ 1,577,874	$ 1,041,397
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		2,407,500	1,926,000
Cbre Realty Finance Cdo 2007-1/LLC 0.54% 4/7/52 (e)(f)		2,274,263	1,432,786
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,310,078
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,974,290
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	1,605,000
Class B2, 1.6528% 12/28/35 (e)(f)		2,110,000	1,308,200
Class D, 9% 12/28/35 (e)		500,000	185,950
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.7384% 7/28/17 (e)(f)		769,726	762,675
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,719,343
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6569% 11/28/39 (e)(f)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9106% 9/25/46 (e)(f)		765,150	114,772
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,668,405	2,085,559
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,591,479
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9669% 8/28/38 (e)(f)		4,410,000	2,822,400
Class C1B, 7.696% 8/28/38 (e)		1,189,000	762,506
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		2,060,533	2,060,533
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		438,648	137,223
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9359% 2/5/36 (e)(f)		285,225	29
Asset-Backed Securities - continued
		Principal Amount (d)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (e)		$ 1,055,000	$ 1,044,450
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)		3,000,000	810,000
Series 2006-1A:
Class A1B, 0.6328% 9/25/26 (e)(f)		3,215,000	2,555,925
Class A2A, 0.5228% 9/25/26 (e)(f)		6,330,000	5,380,500
Class F, 1.4528% 9/25/26 (e)(f)		2,250,000	1,260,000
Class G, 1.6528% 9/25/26 (e)(f)		1,530,000	810,900
Class H, 1.9528% 9/25/26 (e)(f)		4,300,000	2,107,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2344% 11/21/40 (e)(f)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $52,872,745)			45,781,609
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4703% 3/15/22 (e)(f)		8,588,140	8,413,321
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4403% 6/15/22 (e)(f)		2,750,000	2,535,727
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		89,098	3,713
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7044% 1/25/19 (e)(f)		63,269	15,204
Class B4, 4.7044% 1/25/19 (e)(f)		126,538	45,835
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6178% 4/25/20 (e)(f)		500,000	443,450
Series 2010-K6 Class B, 5.5322% 12/26/46 (e)(f)		1,000,000	883,083
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.76% 6/15/22 (e)(f)		6,568,512	6,010,188
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		1,000,000	1,013,700
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		2,082,000	2,141,665
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5103% 12/15/37 (e)(f)		448,861	19,121
Series 2006-B Class B6, 1.9603% 7/15/38 (e)(f)		215,898	237
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3625% 9/10/37 (e)(f)		137,476	11,603
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.5103% 12/15/37 (e)(f)		$ 269,317	$ 13,304
Series 2006-A Class B7, 3.7603% 3/15/38 (e)(f)		695,242	18,285
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,112,957)			21,568,436
Commercial Mortgage Securities - 2.1%

Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,122,427
Series 2005-1 Class A3, 4.877% 11/10/42		272,051	273,429
Series 2005-1 Class CJ, 5.1794% 11/10/42 (f)		1,450,000	1,458,353
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.0024% 11/15/15 (e)(f)		6,830,085	6,078,775
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2603% 3/15/22 (e)(f)		2,630,000	1,867,300
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6231% 3/11/39 (f)		3,000,000	2,826,161
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,486,786
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (e)(f)		1,500,000	1,435,557
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	891,271
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	175,553
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	99,603
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	90,984
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	38,429
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	126,254
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	533,767
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (e)		1,475,000	1,475,663
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,974,964
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater:
Series 2006-HC1A:
Class A2, 0.5203% 5/15/23 (e)(f)		2,000,000	1,961,213
Class D, 0.7303% 5/15/23 (e)(f)		1,250,000	1,210,849
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust: - continued
floater:
Series 2006-HC1A:
Class A1, 0.4503% 5/15/23 (e)(f)		$ 1,992,749	$ 1,957,733
Class K, 1.7376% 5/15/23 (e)(f)		3,757,000	3,369,235
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9106% 3/25/17 (e)(f)		1,440,000	1,195,200
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4606% 3/25/17 (e)(f)		2,200,000	1,749,000
Class G, 7.2606% 3/25/17 (e)(f)		1,870,000	1,197,922
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	300,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,958,607
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4584% 6/10/31 (e)(f)		2,500,000	2,681,332
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (e)		1,000,000	1,016,653
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		8,185,000	7,726,640
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,472,598
Series 2002-1A Class H, 7.3843% 12/10/35 (e)(f)		1,277,000	1,259,267
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	3,135,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		951,255	986,029
Class G, 6.75% 4/15/29 (f)		1,352,000	1,328,208
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		3,070,000	3,159,060
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		976,157	975,651
Class J, 6.974% 8/15/36 (e)		2,720,000	2,675,450
Series 2000-C1:
Class H, 7% 3/15/33 (e)		66,098	66,355
Class K, 7% 3/15/33		1,000,000	727,188
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		1,000,000	1,016,025
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,141,000	1,141,703
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5656% 3/1/20 (e)(f)		2,800,000	2,380,000
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		2,250,000	2,349,873
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JP Morgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)		$ 1,000,000	$ 929,249
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		1,500,000	1,391,715
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4403% 2/15/19 (e)(f)		2,202,484	2,158,810
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,618,188	1,697,796
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		1,070,000	1,102,635
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		6,000,000	6,001,013
Series 2006-C4 Class AJ, 6.0984% 6/15/38 (f)		2,000,000	1,897,409
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,330,290
Class I11, 7.72% 2/26/28 (e)		751,000	696,102
Class I12, 7.72% 2/26/28 (e)		750,000	662,100
Class I9, 7.72% 2/26/28 (e)		1,149,200	1,159,888
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	0
Class F, 10.813% 5/20/44 (e)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,617,836	3,617,836
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,630,968
Series 1997-RR Class F, 7.4605% 4/30/39 (e)(f)		642,324	616,631
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		2,342,000	1,434,475
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,989,480
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		1,369,534	1,300,201
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,042,704	1,073,985
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		1,095,909	1,152,458
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		1,190,000	1,227,233
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,990,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8353% 7/15/24 (e)(f)		1,800,000	553,352
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,907,593
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.4835% 7/15/41 (f)		$ 2,250,000	$ 2,014,622
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,221,097
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,915,351)			121,709,005
Common Stocks - 12.7%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	3,233,496
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		8,273,496
FINANCIALS - 12.1%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,153,404
Real Estate Investment Trusts - 11.7%
Acadia Realty Trust (SBI)	1,067,744	19,475,651
Alexandria Real Estate Equities, Inc.	309,011	22,638,146
AMB Property Corp. (SBI)	155,200	4,921,392
American Campus Communities, Inc.	142,600	4,528,976
Annaly Capital Management, Inc.	90,600	1,623,552
Anworth Mortgage Asset Corp.	481,200	3,368,400
Apartment Investment & Management Co. Class A	42,391	1,095,383
Associated Estates Realty Corp.	191,700	2,931,093
AvalonBay Communities, Inc.	88,337	9,942,329
Boston Properties, Inc.	193,390	16,650,879
Brandywine Realty Trust (SBI)	948,850	11,054,103
Camden Property Trust (SBI)	62,700	3,384,546
CapLease, Inc.	107,400	625,068
CBL & Associates Properties, Inc.	1,064,920	18,636,100
Cedar Shopping Centers, Inc.	389,600	2,450,584
Chesapeake Lodging Trust	210,200	3,953,862
Colonial Properties Trust (SBI)	76,000	1,371,800
Cypress Sharpridge Investments, Inc.	527,880	6,814,931
DCT Industrial Trust, Inc.	807,100	4,285,701
Developers Diversified Realty Corp.	814,084	11,470,444
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DiamondRock Hospitality Co.	1,488,000	$ 17,856,000
Digital Realty Trust, Inc.	550,489	28,372,203
Duke Realty LP	267,500	3,333,050
Dynex Capital, Inc.	120,000	1,310,400
Education Realty Trust, Inc.	1,427,389	11,090,813
Equity Lifestyle Properties, Inc.	186,200	10,414,166
Equity Residential (SBI)	387,089	20,109,274
Essex Property Trust, Inc.	159,966	18,271,317
Excel Trust, Inc.	190,350	2,303,235
Federal Realty Investment Trust (SBI)	19,200	1,496,256
Glimcher Realty Trust	293,300	2,463,720
Government Properties Income Trust	55,104	1,476,236
HCP, Inc.	549,140	20,202,861
Healthcare Realty Trust, Inc.	433,991	9,187,589
Highwoods Properties, Inc. (SBI)	422,200	13,447,070
Host Hotels & Resorts, Inc.	665,187	11,886,892
Kimco Realty Corp.	246,120	4,440,005
Kite Realty Group Trust	566,933	3,067,108
MFA Financial, Inc.	1,613,246	13,164,087
Mid-America Apartment Communities, Inc.	317,862	20,181,058
Monmouth Real Estate Investment Corp. Class A	110,000	935,000
National Retail Properties, Inc.	130,300	3,452,950
Nationwide Health Properties, Inc.	110,900	4,034,542
Omega Healthcare Investors, Inc.	298,670	6,702,155
Pebblebrook Hotel Trust	63,400	1,288,288
Post Properties, Inc.	296,500	10,762,950
ProLogis Trust	2,628,109	37,949,894
Public Storage	440,358	44,661,108
Regency Centers Corp.	60,700	2,563,968
Simon Property Group, Inc.	678,221	67,476,207
SL Green Realty Corp.	378,000	25,518,780
Starwood Property Trust, Inc.	51,300	1,101,924
Sun Communities, Inc.	6,400	213,184
Sunstone Hotel Investors, Inc. (a)	1,385,626	14,313,517
Tanger Factory Outlet Centers, Inc.	53,600	2,743,784
The Macerich Co.	417,725	19,787,633
Two Harbors Investment Corp.	81,800	800,822
Ventas, Inc.	841,120	44,141,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	340,639	$ 28,385,448
Weyerhaeuser Co.	389,498	7,373,197
		689,503,609
Real Estate Management & Development - 0.4%
Beni Stabili SpA	664,500	562,380
Brookfield Properties Corp.	370,730	6,527,643
CB Richard Ellis Group, Inc. Class A (a)	507,098	10,385,367
Coresite Realty Corp.	197,524	2,694,227
Forest City Enterprises, Inc. Class A (a)	125,313	2,091,474
Helical Bar PLC	56,600	251,668
		22,512,759
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc.	106,600	1,075,594
Wrightwood Capital LLC warrants 7/31/14 (a)(e)	72,059	721
		1,076,315
TOTAL FINANCIALS		714,246,087
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc. (a)	612,402	13,111,527
Capital Senior Living Corp. (a)	278,100	1,863,270
Emeritus Corp. (a)	723,775	14,265,605
Sunrise Senior Living, Inc. (a)	405,551	2,210,253
		31,450,655
TOTAL COMMON STOCKS (Cost $695,359,717)		753,970,238
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,619,600
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,103,906
		5,723,506
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (e)	34,800	$ 3,150,444
12.00% (e)	10,400	941,512
		4,091,956
TOTAL FINANCIALS		9,815,462
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	24,225
Red Lion Hotels Capital Trust 9.50%	138,465	3,469,933
		3,494,158
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,369,600
AMB Property Corp. Series O, 7.00%	1,000	24,760
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	82
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,240,250
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,534,550
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,008,800
Series U, 7.75%	40,227	1,009,698
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	500,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	243,600
7.375%	25,000	590,500
Cedar Shopping Centers, Inc. 8.875%	50,500	1,269,065
CenterPoint Properties Trust Series D, 5.377%	5,280	2,428,800
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,974,080
Series B, 7.50%	43,159	1,070,343
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	998,891
Duke Realty LP:
8.375%	63,129	1,668,499
Series L, 6.60%	5,334	119,855
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	$ 71,300
Equity Residential (depositary shares) Series N, 6.48%	21,200	514,100
Glimcher Realty Trust Series G, 8.125%	17,500	428,050
Health Care REIT, Inc. Series F, 7.625%	50,000	1,263,000
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,555,039
Series C, 7.00%	74,798	1,793,656
Kimco Realty Corp. Series G, 7.75%	126,900	3,350,160
LaSalle Hotel Properties:
Series B, 8.375%	9,550	241,138
Series E, 8.00%	91,400	2,275,860
Series G, 7.25%	87,640	2,082,326
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,080,595
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,499,850
Lexington Realty Trust 7.55%	20,285	484,609
LTC Properties, Inc. Series F, 8.00%	59,280	1,541,280
MFA Financial, Inc. Series A, 8.50%	378,300	9,480,198
Omega Healthcare Investors, Inc. Series D, 8.375%	62,100	1,617,084
ProLogis Trust Series C, 8.54%	19,500	1,078,594
PS Business Parks, Inc. Series P, 6.70%	65,000	1,547,650
Public Storage:
Series I, 7.25%	31,655	801,188
Series K, 7.25%	23,796	605,132
Series N, 7.00%	40,000	1,020,000
Regency Centers Corp. 7.25%	31,125	769,721
Saul Centers, Inc.:
8.00%	45,000	1,138,050
Series B (depositary shares) 9.00%	20,000	524,200
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,107,000
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,806,822
		71,728,200
TOTAL FINANCIALS		75,222,358
TOTAL PREFERRED STOCKS (Cost $97,120,899)		85,037,820
Floating Rate Loans - 0.2%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	$ 3,491,250
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7.25% 7/31/12 (c)(f)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (f)	490,034	481,458
TOTAL CONSUMER DISCRETIONARY		5,322,708
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (f)	877,494	881,882
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (f)	1,990,000	1,980,050
		2,861,932
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	400,262	376,246
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,646,250
Tranche B, term loan 3.2857% 10/10/13 (f)	2,938,387	2,762,083
		4,784,579
TOTAL FINANCIALS		7,646,511
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TowerCo Finance LLC term loan 6.0032% 11/24/14 (f)	585,092	590,943
TOTAL FLOATING RATE LOANS (Cost $14,945,646)		13,560,162
Commodity-Linked Notes - 10.5%
	Principal Amount (d)	Value
AB Svensk Exportkredit Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 42,500,000	$ 67,459,020
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	19,000,000	30,419,768
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/12/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	25,000,000	29,120,856
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	25,000,000	29,120,856
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/26/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	27,400,000	30,685,395
Credit Suisse Group AG:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/10/2012 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	11,800,000	14,449,776
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 6/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	13,500,000	15,643,917
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 7/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	12,300,000	14,432,910
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 7/6/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	11,335,023
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	11,300,000	19,140,152
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	15,572,293
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Deutsche Bank AG Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 8/11/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 10,000,000	$ 11,636,343
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	17,000,000	25,647,454
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	20,000,000	31,288,045
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	6,700,000	11,038,107
JPMorgan Chase Bank NA Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	30,000,000	46,846,999
Morgan Stanley:
Medium Term Note, one-month U.S. dollar LIBOR minus .36% due 7/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	11,336,141
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 3/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	17,000,000	26,667,147
Societe Generale Commodities Products, LLC:
Medium Term Note, one-month U.S. dollar LIBOR due 6/14/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	24,400,000	28,599,234
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	54,500,000	82,405,164
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	5,600,000	10,747,988
UBS AG Jersey Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 6/29/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,600,000	12,459,659
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
UBS AG Jersey Branch: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 7/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 10,000,000	$ 11,336,560
Note, one-month U.S. dollar LIBOR minus .14% due 5/3/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	5,500,000	7,293,805
Note, one-month U.S. dollar LIBOR minus .14% due 7/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	15,600,000	27,766,688
TOTAL COMMODITY-LINKED NOTES (Cost $444,700,000)		622,449,300
Fixed-Income Funds - 24.9%
Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,434,350,986)	14,745,414	1,471,887,225
Equity Funds - 0.3%

Fidelity Commodity Strategy Central Fund (g) (Cost $17,499,670)	1,423,895	18,012,272
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $5,443,193)		15,017
Money Market Funds - 18.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $1,076,103,959)	1,076,103,959	$ 1,076,103,959
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,555,775,668)		5,935,133,759
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(18,909,690)
NET ASSETS - 100%		$ 5,916,224,069
Currency Abbreviations
CAD	-	Canadian dollar

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $863,605,119 or 14.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 565,055
Fidelity Floating Rate Central Fund	15,742,845
Total	$ 16,307,900
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 17,499,670	$ -	$ 18,012,272	6.6%
Fidelity Floating Rate Central Fund	1,422,087,615	20,012,103	15,041,882	1,471,887,225	53.1%
Totals	$ 1,422,087,615	$ 37,511,773	$ 15,041,882	$ 1,489,899,497
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,273,496	$ 3,233,496	$ -	$ 5,040,000
Financials	799,283,907	785,427,951	11,426,351	2,429,605
Health Care	31,450,655	31,450,655	-	-
Corporate Bonds	253,263,665	-	248,812,447	4,451,218
U.S. Government and Government Agency Obligations	1,451,775,051	-	1,451,775,051	-
Asset-Backed Securities	45,781,609	-	24,918,328	20,863,281
Collateralized Mortgage Obligations	21,568,436	-	21,503,684	64,752
Commercial Mortgage Securities	121,709,005	-	111,324,208	10,384,797
Floating Rate Loans	13,560,162	-	10,068,912	3,491,250
Commodity-Linked Notes	622,449,300	-	622,449,300	-
Fixed-Income Funds	1,471,887,225	1,471,887,225	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	1,076,103,959	1,076,103,959	-	-
Equity Funds	18,012,272	18,012,272	-	-
Total Investments in Securities:	$ 5,935,133,759	$ 3,386,115,558	$ 2,502,278,281	$ 46,739,920
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,885,358
Total Realized Gain (Loss)	(1,577,819)
Total Unrealized Gain (Loss)	3,750,908
Cost of Purchases	3,498,376
Proceeds of Sales	(4,027,262)
Amortization/Accretion	295
Transfers in to Level 3	6,361,212
Transfers out of Level 3	(6,151,148)
Ending Balance	$ 46,739,920
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 465,745

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $5,584,249,873. Net unrealized appreciation aggregated $350,883,886, of which $491,460,379 related to appreciated investment securities and $140,576,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Real
Return Fund -
Strategic Real Return
Class F

December 31, 2010

1.825846.105

RRS-QTLY-0211

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.3%
		Principal Amount (d)	Value
Convertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Morgans Hotel Group Co. 2.375% 10/15/14 (d)		$ 660,000	$ 548,625
FINANCIALS - 1.1%
Commercial Banks - 0.0%
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	1,218,000
Real Estate Investment Trusts - 0.6%
Acadia Realty Trust 3.75% 12/15/26		9,305,000	9,305,000
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		2,975,000	3,006,535
Annaly Capital Management, Inc. 4% 2/15/15		500,000	559,688
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	5,445,000
Inland Real Estate Corp. 4.625% 11/15/26		6,880,000	6,880,000
ProLogis Trust:
1.875% 11/15/37		2,200,000	2,175,250
2.625% 5/15/38		500,000	497,500
The Macerich Co. 3.25% 3/15/12 (e)		4,300,000	4,294,625
			32,163,598
Real Estate Management & Development - 0.5%
BioMed Realty LP 4.5% 10/1/26 (e)		4,500,000	4,500,000
Corporate Office Properties LP 3.5% 9/15/26 (e)		3,220,000	3,220,161
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,400,000	2,388,000
Grubb & Ellis Co. 7.95% 5/1/15 (e)		2,040,000	1,909,236
Home Properties, Inc. 4.125% 11/1/26 (e)		1,900,000	1,923,750
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		11,550,000	11,593,313
MPT Operating Partnership LP 9.25% 4/1/13 (e)		2,000,000	2,231,400
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	1,417,375
			29,183,235
TOTAL FINANCIALS			62,564,833
TOTAL CONVERTIBLE BONDS			63,113,458
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
Times Square Hotel Trust 8.528% 8/1/26 (e)		$ 1,335,595	$ 1,375,663
Household Durables - 0.4%
D.R. Horton, Inc. 6.5% 4/15/16		1,000,000	1,027,500
KB Home:
5.75% 2/1/14		510,000	510,000
5.875% 1/15/15		1,500,000	1,440,000
6.25% 6/15/15		5,100,000	5,049,000
9.1% 9/15/17		500,000	530,000
Lennar Corp.:
5.5% 9/1/14		4,000,000	3,940,000
5.6% 5/31/15		1,500,000	1,440,000
M/I Homes, Inc. 8.625% 11/15/18 (e)		2,095,000	2,115,950
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	3,517,500
Ryland Group, Inc. 8.4% 5/15/17		250,000	272,500
Standard Pacific Corp.:
8.375% 5/15/18 (e)		1,500,000	1,492,500
10.75% 9/15/16		500,000	575,000
			21,909,950
Specialty Retail - 0.0%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,510,000	2,880,225
TOTAL CONSUMER DISCRETIONARY			26,165,838
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 8.375% 5/1/17 (e)		190,000	183,350
FINANCIALS - 2.7%
Capital Markets - 0.3%
UBS AG Jersey Branch 0.125% 6/8/11 (e)(f)		14,400,000	16,261,844
Commercial Banks - 0.0%
CapitalSource, Inc. 12.75% 7/15/14 (e)		500,000	586,250
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 0.0144% 12/19/11 (e)(f)		28,000,000	32,459,487
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,500,000	1,507,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
7.75% 1/15/16 (e)		$ 500,000	$ 502,500
Sunwest Management, Inc. 7.9726% 2/10/15		3,560,257	3,026,218
			37,495,705
Real Estate Investment Trusts - 1.0%
Camden Property Trust 5% 6/15/15		1,400,000	1,479,012
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		700,000	741,266
6.25% 6/15/14		1,170,000	1,253,467
Developers Diversified Realty Corp.:
5.375% 10/15/12		2,000,000	2,057,690
7.5% 7/15/18		2,970,000	3,235,937
9.625% 3/15/16		2,780,000	3,299,090
Equity One, Inc.:
5.375% 10/15/15		500,000	508,318
6% 9/15/16		1,000,000	1,021,872
6.25% 12/15/14		1,000,000	1,055,277
6.25% 1/15/17		1,000,000	1,011,129
Health Care Property Investors, Inc.:
6% 3/1/15		1,500,000	1,607,331
6.3% 9/15/16		4,750,000	5,116,790
7.072% 6/8/15		500,000	557,824
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	523,538
6.5% 1/17/17		625,000	674,029
HMB Capital Trust V 3.9016% 12/15/36 (c)(e)(f)		4,300,000	0
Hospitality Properties Trust:
5.625% 3/15/17		1,540,000	1,530,141
6.7% 1/15/18		1,000,000	1,048,466
6.75% 2/15/13		1,250,000	1,320,378
7.875% 8/15/14		500,000	553,046
HRPT Properties Trust 6.5% 1/15/13		1,000,000	1,051,681
iStar Financial, Inc. 5.95% 10/15/13		3,495,000	3,180,450
Kimco Realty Corp. 5.783% 3/15/16		550,000	598,485
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	2,154,724
Nationwide Health Properties, Inc.:
6% 5/20/15		1,900,000	2,049,059
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.: - continued
6.25% 2/1/13		$ 2,000,000	$ 2,145,212
Omega Healthcare Investors, Inc.:
7% 1/15/16		2,298,000	2,332,470
7.5% 2/15/20		1,000,000	1,050,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,700,000	1,854,491
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,050,000
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		1,000,000	1,078,400
Security Capital Industrial Trust 7.625% 7/1/17		1,565,000	1,763,901
Senior Housing Properties Trust:
6.75% 4/15/20		710,000	749,938
8.625% 1/15/12		6,900,000	7,210,500
UDR, Inc. 5.5% 4/1/14		2,000,000	2,125,921
United Dominion Realty Trust, Inc. 5.25% 1/15/15		500,000	525,759
Weingarten Realty Investors 4.857% 1/15/14		1,000,000	1,026,236
			60,541,828
Real Estate Management & Development - 0.7%
AMB Property LP 5.9% 8/15/13		600,000	637,421
Arden Realty LP 5.2% 9/1/11		500,000	514,353
Brandywine Operating Partnership LP:
5.4% 11/1/14		1,500,000	1,548,542
5.75% 4/1/12		1,000,000	1,035,495
6% 4/1/16		1,000,000	1,033,024
7.5% 5/15/15		500,000	546,535
CB Richard Ellis Services, Inc. 11.625% 6/15/17		1,000,000	1,160,000
Colonial Properties Trust:
6.15% 4/15/13		1,250,000	1,297,644
6.25% 6/15/14		1,595,000	1,644,322
6.875% 8/15/12		1,000,000	1,049,008
Colonial Realty LP 6.05% 9/1/16		1,500,000	1,487,276
Duke Realty LP:
6.25% 5/15/13		750,000	806,841
7.375% 2/15/15		500,000	558,025
DuPont Fabros Technology LP 8.5% 12/15/17		920,000	986,700
First Industrial LP 5.75% 1/15/16		1,000,000	895,089
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc.:
6.5% 2/1/17		$ 3,953,000	$ 3,439,110
7.625% 6/1/15		800,000	736,000
Highwoods/Forsyth LP 5.85% 3/15/17		3,200,000	3,294,403
Host Hotels & Resorts LP:
6.875% 11/1/14		2,000,000	2,050,000
9% 5/15/17		750,000	838,125
Liberty Property LP 6.375% 8/15/12		2,680,000	2,859,102
Post Apartment Homes LP:
5.45% 6/1/12		714,000	737,995
6.3% 6/1/13		1,000,000	1,074,814
Regency Centers LP:
5.25% 8/1/15		4,009,000	4,183,231
5.875% 6/15/17		600,000	639,783
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,075,000
Ventas Realty LP:
6.5% 6/1/16		660,000	686,400
6.5% 6/1/16		5,570,000	5,792,800
			42,607,038
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 10.5% 6/1/14 (c)(e)		4,750,000	1,425,000
TOTAL FINANCIALS			158,917,665
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (e)		935,000	963,050
Skilled Healthcare Group, Inc. 11% 1/15/14		1,720,000	1,767,300
			2,730,350
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	2,153,004
TOTAL NONCONVERTIBLE BONDS			190,150,207
TOTAL CORPORATE BONDS (Cost $225,988,525)			253,263,665
U.S. Treasury Inflation Protected Obligations - 24.5%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 51,153,060	$ 52,083,701
2% 1/15/26		99,088,358	105,195,156
2.125% 2/15/40		40,818,432	43,289,239
2.375% 1/15/25		85,967,983	95,726,576
2.375% 1/15/27		75,372,055	83,774,380
2.5% 1/15/29		26,993,960	30,619,160
3.625% 4/15/28		24,474,458	31,608,572
3.875% 4/15/29		34,988,468	46,931,457
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		27,752,450	28,400,532
0.625% 4/15/13		40,353,690	41,611,252
1.25% 4/15/14		29,968,600	31,558,137
1.25% 7/15/20		41,116,030	42,140,448
1.375% 7/15/18		25,355,000	26,727,599
1.375% 1/15/20		17,193,120	17,884,769
1.625% 1/15/15		56,718,722	60,559,799
1.625% 1/15/18		40,296,084	43,138,591
1.875% 7/15/13		67,730,998	72,307,698
1.875% 7/15/15		58,062,983	62,947,821
1.875% 7/15/19		33,801,240	36,777,206
2% 4/15/12		41,386,368	42,941,146
2% 1/15/14		61,767,210	66,384,935
2% 7/15/14		59,346,276	64,209,679
2% 1/15/16		56,582,565	61,634,706
2.125% 1/15/19		26,484,640	29,333,754
2.375% 1/15/17		45,819,703	51,077,946
2.5% 7/15/16		46,024,950	51,681,207
2.625% 7/15/17		36,933,050	42,031,445
3% 7/15/12		67,588,260	71,838,962
3.375% 1/15/12		16,590,730	17,359,178
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,353,362,020)			1,451,775,051
Asset-Backed Securities - 0.8%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (e)		1,643,000	1,528,503
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6206% 3/23/19 (e)(f)		2,426,768	1,868,611
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		5,000,000	4,975,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7713% 1/20/37 (e)(f)		$ 1,577,874	$ 1,041,397
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (e)		2,407,500	1,926,000
Cbre Realty Finance Cdo 2007-1/LLC 0.54% 4/7/52 (e)(f)		2,274,263	1,432,786
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	1,310,078
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,974,290
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		181,452	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	1,605,000
Class B2, 1.6528% 12/28/35 (e)(f)		2,110,000	1,308,200
Class D, 9% 12/28/35 (e)		500,000	185,950
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,100,000	275,000
Crest Ltd. Series 2002-IGA Class A, 0.7384% 7/28/17 (e)(f)		769,726	762,675
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		2,008,000	1,719,343
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6569% 11/28/39 (e)(f)		850,000	25,500
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9106% 9/25/46 (e)(f)		765,150	114,772
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		750,000	0
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		5,668,405	2,085,559
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,900,000	1,591,479
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9669% 8/28/38 (e)(f)		4,410,000	2,822,400
Class C1B, 7.696% 8/28/38 (e)		1,189,000	762,506
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		2,060,533	2,060,533
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		438,648	137,223
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9359% 2/5/36 (e)(f)		285,225	29
Asset-Backed Securities - continued
		Principal Amount (d)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (e)		$ 1,055,000	$ 1,044,450
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (e)(f)		3,000,000	810,000
Series 2006-1A:
Class A1B, 0.6328% 9/25/26 (e)(f)		3,215,000	2,555,925
Class A2A, 0.5228% 9/25/26 (e)(f)		6,330,000	5,380,500
Class F, 1.4528% 9/25/26 (e)(f)		2,250,000	1,260,000
Class G, 1.6528% 9/25/26 (e)(f)		1,530,000	810,900
Class H, 1.9528% 9/25/26 (e)(f)		4,300,000	2,107,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2344% 11/21/40 (e)(f)		1,500,000	300,000
TOTAL ASSET-BACKED SECURITIES (Cost $52,872,745)			45,781,609
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4703% 3/15/22 (e)(f)		8,588,140	8,413,321
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.4403% 6/15/22 (e)(f)		2,750,000	2,535,727
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	0
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		89,098	3,713
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7044% 1/25/19 (e)(f)		63,269	15,204
Class B4, 4.7044% 1/25/19 (e)(f)		126,538	45,835
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.6178% 4/25/20 (e)(f)		500,000	443,450
Series 2010-K6 Class B, 5.5322% 12/26/46 (e)(f)		1,000,000	883,083
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.76% 6/15/22 (e)(f)		6,568,512	6,010,188
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		1,000,000	1,013,700
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		2,082,000	2,141,665
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 2.5103% 12/15/37 (e)(f)		448,861	19,121
Series 2006-B Class B6, 1.9603% 7/15/38 (e)(f)		215,898	237
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 3.3625% 9/10/37 (e)(f)		137,476	11,603
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2005-D Class B7, 4.5103% 12/15/37 (e)(f)		$ 269,317	$ 13,304
Series 2006-A Class B7, 3.7603% 3/15/38 (e)(f)		695,242	18,285
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,112,957)			21,568,436
Commercial Mortgage Securities - 2.1%

Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		4,000,000	4,122,427
Series 2005-1 Class A3, 4.877% 11/10/42		272,051	273,429
Series 2005-1 Class CJ, 5.1794% 11/10/42 (f)		1,450,000	1,458,353
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.0024% 11/15/15 (e)(f)		6,830,085	6,078,775
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2603% 3/15/22 (e)(f)		2,630,000	1,867,300
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6231% 3/11/39 (f)		3,000,000	2,826,161
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (e)		2,000,000	1,486,786
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (e)(f)		1,500,000	1,435,557
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (e)(f)	CAD	1,605,000	891,271
Class G, 5.01% 5/15/44 (e)(f)	CAD	351,000	175,553
Class H, 5.01% 5/15/44 (e)(f)	CAD	235,000	99,603
Class J, 5.01% 5/15/44 (e)(f)	CAD	235,000	90,984
Class K, 5.01% 5/15/44 (e)(f)	CAD	118,000	38,429
Class L, 5.01% 5/15/44 (e)(f)	CAD	421,000	126,254
Class M, 5.01% 5/15/44 (e)(f)	CAD	1,927,737	533,767
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/16/34 (e)		1,475,000	1,475,663
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,974,964
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater:
Series 2006-HC1A:
Class A2, 0.5203% 5/15/23 (e)(f)		2,000,000	1,961,213
Class D, 0.7303% 5/15/23 (e)(f)		1,250,000	1,210,849
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust: - continued
floater:
Series 2006-HC1A:
Class A1, 0.4503% 5/15/23 (e)(f)		$ 1,992,749	$ 1,957,733
Class K, 1.7376% 5/15/23 (e)(f)		3,757,000	3,369,235
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.9106% 3/25/17 (e)(f)		1,440,000	1,195,200
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4606% 3/25/17 (e)(f)		2,200,000	1,749,000
Class G, 7.2606% 3/25/17 (e)(f)		1,870,000	1,197,922
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	300,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,958,607
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4584% 6/10/31 (e)(f)		2,500,000	2,681,332
First Union National Bank Commercial Mortgage Trust Series 2001-C4 Class H, 7.036% 12/12/33 (e)		1,000,000	1,016,653
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		8,185,000	7,726,640
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		1,430,000	1,472,598
Series 2002-1A Class H, 7.3843% 12/10/35 (e)(f)		1,277,000	1,259,267
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	3,135,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		951,255	986,029
Class G, 6.75% 4/15/29 (f)		1,352,000	1,328,208
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		3,070,000	3,159,060
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		976,157	975,651
Class J, 6.974% 8/15/36 (e)		2,720,000	2,675,450
Series 2000-C1:
Class H, 7% 3/15/33 (e)		66,098	66,355
Class K, 7% 3/15/33		1,000,000	727,188
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		1,000,000	1,016,025
Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,141,000	1,141,703
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5656% 3/1/20 (e)(f)		2,800,000	2,380,000
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		2,250,000	2,349,873
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JP Morgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)		$ 1,000,000	$ 929,249
Series 2010-CNTR Class D, 6.3899% 8/5/32 (e)(f)		1,500,000	1,391,715
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.4403% 2/15/19 (e)(f)		2,202,484	2,158,810
JPMorgan Commercial Mortgage Finance Corp. Series 1997-C5 Class F, 7.5605% 9/15/29		1,618,188	1,697,796
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (e)		1,070,000	1,102,635
LB-UBS Commercial Mortgage Trust:
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		6,000,000	6,001,013
Series 2006-C4 Class AJ, 6.0984% 6/15/38 (f)		2,000,000	1,897,409
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,330,290
Class I11, 7.72% 2/26/28 (e)		751,000	696,102
Class I12, 7.72% 2/26/28 (e)		750,000	662,100
Class I9, 7.72% 2/26/28 (e)		1,149,200	1,159,888
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/15/44 (e)		600,000	0
Class F, 10.813% 5/20/44 (e)		400,000	0
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,617,836	3,617,836
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,650,000	4,630,968
Series 1997-RR Class F, 7.4605% 4/30/39 (e)(f)		642,324	616,631
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)		2,342,000	1,434,475
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		4,000,000	3,989,480
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (e)		1,369,534	1,300,201
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,042,704	1,073,985
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		1,095,909	1,152,458
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		1,190,000	1,227,233
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	1,990,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.8353% 7/15/24 (e)(f)		1,800,000	553,352
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,907,593
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C12 Class D, 5.4835% 7/15/41 (f)		$ 2,250,000	$ 2,014,622
Series 2004-C14 Class B, 5.17% 8/15/41		3,340,000	3,221,097
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $115,915,351)			121,709,005
Common Stocks - 12.7%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	53,200	3,233,496
Household Durables - 0.1%
Stanley Martin Communities LLC Class B (a)	6,300	5,040,000
TOTAL CONSUMER DISCRETIONARY		8,273,496
FINANCIALS - 12.1%
Capital Markets - 0.0%
HFF, Inc. (a)	119,400	1,153,404
Real Estate Investment Trusts - 11.7%
Acadia Realty Trust (SBI)	1,067,744	19,475,651
Alexandria Real Estate Equities, Inc.	309,011	22,638,146
AMB Property Corp. (SBI)	155,200	4,921,392
American Campus Communities, Inc.	142,600	4,528,976
Annaly Capital Management, Inc.	90,600	1,623,552
Anworth Mortgage Asset Corp.	481,200	3,368,400
Apartment Investment & Management Co. Class A	42,391	1,095,383
Associated Estates Realty Corp.	191,700	2,931,093
AvalonBay Communities, Inc.	88,337	9,942,329
Boston Properties, Inc.	193,390	16,650,879
Brandywine Realty Trust (SBI)	948,850	11,054,103
Camden Property Trust (SBI)	62,700	3,384,546
CapLease, Inc.	107,400	625,068
CBL & Associates Properties, Inc.	1,064,920	18,636,100
Cedar Shopping Centers, Inc.	389,600	2,450,584
Chesapeake Lodging Trust	210,200	3,953,862
Colonial Properties Trust (SBI)	76,000	1,371,800
Cypress Sharpridge Investments, Inc.	527,880	6,814,931
DCT Industrial Trust, Inc.	807,100	4,285,701
Developers Diversified Realty Corp.	814,084	11,470,444
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DiamondRock Hospitality Co.	1,488,000	$ 17,856,000
Digital Realty Trust, Inc.	550,489	28,372,203
Duke Realty LP	267,500	3,333,050
Dynex Capital, Inc.	120,000	1,310,400
Education Realty Trust, Inc.	1,427,389	11,090,813
Equity Lifestyle Properties, Inc.	186,200	10,414,166
Equity Residential (SBI)	387,089	20,109,274
Essex Property Trust, Inc.	159,966	18,271,317
Excel Trust, Inc.	190,350	2,303,235
Federal Realty Investment Trust (SBI)	19,200	1,496,256
Glimcher Realty Trust	293,300	2,463,720
Government Properties Income Trust	55,104	1,476,236
HCP, Inc.	549,140	20,202,861
Healthcare Realty Trust, Inc.	433,991	9,187,589
Highwoods Properties, Inc. (SBI)	422,200	13,447,070
Host Hotels & Resorts, Inc.	665,187	11,886,892
Kimco Realty Corp.	246,120	4,440,005
Kite Realty Group Trust	566,933	3,067,108
MFA Financial, Inc.	1,613,246	13,164,087
Mid-America Apartment Communities, Inc.	317,862	20,181,058
Monmouth Real Estate Investment Corp. Class A	110,000	935,000
National Retail Properties, Inc.	130,300	3,452,950
Nationwide Health Properties, Inc.	110,900	4,034,542
Omega Healthcare Investors, Inc.	298,670	6,702,155
Pebblebrook Hotel Trust	63,400	1,288,288
Post Properties, Inc.	296,500	10,762,950
ProLogis Trust	2,628,109	37,949,894
Public Storage	440,358	44,661,108
Regency Centers Corp.	60,700	2,563,968
Simon Property Group, Inc.	678,221	67,476,207
SL Green Realty Corp.	378,000	25,518,780
Starwood Property Trust, Inc.	51,300	1,101,924
Sun Communities, Inc.	6,400	213,184
Sunstone Hotel Investors, Inc. (a)	1,385,626	14,313,517
Tanger Factory Outlet Centers, Inc.	53,600	2,743,784
The Macerich Co.	417,725	19,787,633
Two Harbors Investment Corp.	81,800	800,822
Ventas, Inc.	841,120	44,141,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	340,639	$ 28,385,448
Weyerhaeuser Co.	389,498	7,373,197
		689,503,609
Real Estate Management & Development - 0.4%
Beni Stabili SpA	664,500	562,380
Brookfield Properties Corp.	370,730	6,527,643
CB Richard Ellis Group, Inc. Class A (a)	507,098	10,385,367
Coresite Realty Corp.	197,524	2,694,227
Forest City Enterprises, Inc. Class A (a)	125,313	2,091,474
Helical Bar PLC	56,600	251,668
		22,512,759
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc.	106,600	1,075,594
Wrightwood Capital LLC warrants 7/31/14 (a)(e)	72,059	721
		1,076,315
TOTAL FINANCIALS		714,246,087
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Brookdale Senior Living, Inc. (a)	612,402	13,111,527
Capital Senior Living Corp. (a)	278,100	1,863,270
Emeritus Corp. (a)	723,775	14,265,605
Sunrise Senior Living, Inc. (a)	405,551	2,210,253
		31,450,655
TOTAL COMMON STOCKS (Cost $695,359,717)		753,970,238
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
CommonWealth REIT 6.50%	120,000	2,619,600
Lexington Corporate Properties Trust Series C 6.50%	72,500	3,103,906
		5,723,506
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (e)	34,800	$ 3,150,444
12.00% (e)	10,400	941,512
		4,091,956
TOTAL FINANCIALS		9,815,462
Nonconvertible Preferred Stocks - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	24,225
Red Lion Hotels Capital Trust 9.50%	138,465	3,469,933
		3,494,158
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,369,600
AMB Property Corp. Series O, 7.00%	1,000	24,760
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	81,500	82
Series B, 9.25% (a)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	5,240,250
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	5,534,550
Apartment Investment & Management Co.:
Series T, 8.00%	80,000	2,008,800
Series U, 7.75%	40,227	1,009,698
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	500,200
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	10,000	243,600
7.375%	25,000	590,500
Cedar Shopping Centers, Inc. 8.875%	50,500	1,269,065
CenterPoint Properties Trust Series D, 5.377%	5,280	2,428,800
Cousins Properties, Inc.:
Series A, 7.75%	79,600	1,974,080
Series B, 7.50%	43,159	1,070,343
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	998,891
Duke Realty LP:
8.375%	63,129	1,668,499
Series L, 6.60%	5,334	119,855
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	$ 71,300
Equity Residential (depositary shares) Series N, 6.48%	21,200	514,100
Glimcher Realty Trust Series G, 8.125%	17,500	428,050
Health Care REIT, Inc. Series F, 7.625%	50,000	1,263,000
HomeBanc Mortgage Corp. Series A, 0.00% (a)	213,315	2
Hospitality Properties Trust:
Series B, 8.875%	214,729	5,555,039
Series C, 7.00%	74,798	1,793,656
Kimco Realty Corp. Series G, 7.75%	126,900	3,350,160
LaSalle Hotel Properties:
Series B, 8.375%	9,550	241,138
Series E, 8.00%	91,400	2,275,860
Series G, 7.25%	87,640	2,082,326
LBA Realty Fund II Series B, 7.625% (a)	146,695	3,080,595
Lexington Corporate Properties Trust Series B, 8.05%	59,400	1,499,850
Lexington Realty Trust 7.55%	20,285	484,609
LTC Properties, Inc. Series F, 8.00%	59,280	1,541,280
MFA Financial, Inc. Series A, 8.50%	378,300	9,480,198
Omega Healthcare Investors, Inc. Series D, 8.375%	62,100	1,617,084
ProLogis Trust Series C, 8.54%	19,500	1,078,594
PS Business Parks, Inc. Series P, 6.70%	65,000	1,547,650
Public Storage:
Series I, 7.25%	31,655	801,188
Series K, 7.25%	23,796	605,132
Series N, 7.00%	40,000	1,020,000
Regency Centers Corp. 7.25%	31,125	769,721
Saul Centers, Inc.:
8.00%	45,000	1,138,050
Series B (depositary shares) 9.00%	20,000	524,200
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	1,107,000
Weingarten Realty Investors (SBI) Series F, 6.50%	77,546	1,806,822
		71,728,200
TOTAL FINANCIALS		75,222,358
TOTAL PREFERRED STOCKS (Cost $97,120,899)		85,037,820
Floating Rate Loans - 0.2%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Extended Stay America, Inc. term loan 9.75% 11/1/15	$ 3,500,000	$ 3,491,250
Household Durables - 0.0%
TOUSA, Inc. Tranche 1LN, term loan 7.25% 7/31/12 (c)(f)	3,000,000	1,350,000
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.3% 10/27/13 (f)	490,034	481,458
TOTAL CONSUMER DISCRETIONARY		5,322,708
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche C, term loan 2.76% 12/14/12 (f)	877,494	881,882
Medical Properties Trust, Inc. Tranche B, term loan 5% 5/17/16 (f)	1,990,000	1,980,050
		2,861,932
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (f)	400,262	376,246
Tranche 2LN, term loan 13.5% 10/15/17	1,500,000	1,646,250
Tranche B, term loan 3.2857% 10/10/13 (f)	2,938,387	2,762,083
		4,784,579
TOTAL FINANCIALS		7,646,511
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
TowerCo Finance LLC term loan 6.0032% 11/24/14 (f)	585,092	590,943
TOTAL FLOATING RATE LOANS (Cost $14,945,646)		13,560,162
Commodity-Linked Notes - 10.5%
	Principal Amount (d)	Value
AB Svensk Exportkredit Note, three-month U.S. dollar LIBOR minus .27% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 42,500,000	$ 67,459,020
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 5/16/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	19,000,000	30,419,768
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/12/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	25,000,000	29,120,856
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	25,000,000	29,120,856
Medium Term Note, three-month U.S. dollar LIBOR minus .45% due 8/26/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	27,400,000	30,685,395
Credit Suisse Group AG:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/10/2012 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	11,800,000	14,449,776
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 6/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	13,500,000	15,643,917
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 7/13/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	12,300,000	14,432,910
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 7/6/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	11,335,023
Credit Suisse New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 1/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	11,300,000	19,140,152
Note, three-month U.S. dollar LIBOR minus .27% due 5/20/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	15,572,293
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Deutsche Bank AG Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 8/11/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 10,000,000	$ 11,636,343
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/25/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	17,000,000	25,647,454
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 2/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	20,000,000	31,288,045
Note, three-month U.S. dollar LIBOR minus .16% due 6/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	6,700,000	11,038,107
JPMorgan Chase Bank NA Medium Term Note, three-month U.S. dollar LIBOR minus .15% due 3/02/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	30,000,000	46,846,999
Morgan Stanley:
Medium Term Note, one-month U.S. dollar LIBOR minus .36% due 7/28/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,000,000	11,336,141
Medium Term Note, three-month U.S. dollar LIBOR minus .05% due 3/2/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	17,000,000	26,667,147
Societe Generale Commodities Products, LLC:
Medium Term Note, one-month U.S. dollar LIBOR due 6/14/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	24,400,000	28,599,234
Note, one-month U.S. dollar LIBOR due 3/01/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	54,500,000	82,405,164
Note, one-month U.S. dollar LIBOR due 8/9/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	5,600,000	10,747,988
UBS AG Jersey Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 6/29/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	10,600,000	12,459,659
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
UBS AG Jersey Branch: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .14% due 7/19/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	$ 10,000,000	$ 11,336,560
Note, one-month U.S. dollar LIBOR minus .14% due 5/3/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	5,500,000	7,293,805
Note, one-month U.S. dollar LIBOR minus .14% due 7/21/2011 (indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3) (e)(f)(h)	15,600,000	27,766,688
TOTAL COMMODITY-LINKED NOTES (Cost $444,700,000)		622,449,300
Fixed-Income Funds - 24.9%
Shares
Fidelity Floating Rate Central Fund (g) (Cost $1,434,350,986)	14,745,414	1,471,887,225
Equity Funds - 0.3%

Fidelity Commodity Strategy Central Fund (g) (Cost $17,499,670)	1,423,895	18,012,272
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,200,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	15,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (a)(e)	1,650,000	17
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
		15,017
TOTAL PREFERRED SECURITIES (Cost $5,443,193)		15,017
Money Market Funds - 18.2%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $1,076,103,959)	1,076,103,959	$ 1,076,103,959
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,555,775,668)		5,935,133,759
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(18,909,690)
NET ASSETS - 100%		$ 5,916,224,069
Currency Abbreviations
CAD	-	Canadian dollar

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $863,605,119 or 14.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security is linked to the Dow Jones-UBS Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 565,055
Fidelity Floating Rate Central Fund	15,742,845
Total	$ 16,307,900
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 17,499,670	$ -	$ 18,012,272	6.6%
Fidelity Floating Rate Central Fund	1,422,087,615	20,012,103	15,041,882	1,471,887,225	53.1%
Totals	$ 1,422,087,615	$ 37,511,773	$ 15,041,882	$ 1,489,899,497
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,273,496	$ 3,233,496	$ -	$ 5,040,000
Financials	799,283,907	785,427,951	11,426,351	2,429,605
Health Care	31,450,655	31,450,655	-	-
Corporate Bonds	253,263,665	-	248,812,447	4,451,218
U.S. Government and Government Agency Obligations	1,451,775,051	-	1,451,775,051	-
Asset-Backed Securities	45,781,609	-	24,918,328	20,863,281
Collateralized Mortgage Obligations	21,568,436	-	21,503,684	64,752
Commercial Mortgage Securities	121,709,005	-	111,324,208	10,384,797
Floating Rate Loans	13,560,162	-	10,068,912	3,491,250
Commodity-Linked Notes	622,449,300	-	622,449,300	-
Fixed-Income Funds	1,471,887,225	1,471,887,225	-	-
Preferred Securities	15,017	-	-	15,017
Money Market Funds	1,076,103,959	1,076,103,959	-	-
Equity Funds	18,012,272	18,012,272	-	-
Total Investments in Securities:	$ 5,935,133,759	$ 3,386,115,558	$ 2,502,278,281	$ 46,739,920
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,885,358
Total Realized Gain (Loss)	(1,577,819)
Total Unrealized Gain (Loss)	3,750,908
Cost of Purchases	3,498,376
Proceeds of Sales	(4,027,262)
Amortization/Accretion	295
Transfers in to Level 3	6,361,212
Transfers out of Level 3	(6,151,148)
Ending Balance	$ 46,739,920
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ 465,745

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2010, the cost of investment securities for income tax purposes was $5,584,249,873. Net unrealized appreciation aggregated $350,883,886, of which $491,460,379 related to appreciated investment securities and $140,576,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2011